Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended	3 Months Ended	4 Months Ended		11 Months Ended	12 Months Ended		13 Months Ended	15 Months Ended	16 Months Ended		23 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended		35 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended		47 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	52 Months Ended		59 Months Ended	60 Months Ended	63 Months Ended	64 Months Ended		71 Months Ended	72 Months Ended	75 Months Ended	76 Months Ended		83 Months Ended	84 Months Ended	87 Months Ended	88 Months Ended	95 Months Ended	96 Months Ended	100 Months Ended	107 Months Ended	108 Months Ended	112 Months Ended	120 Months Ended
	Sep. 20, 2021	Jul. 15, 2019	Jul. 17, 2018	Nov. 18, 2016	Jul. 13, 2016	Oct. 31, 2015	Oct. 31, 2021	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000212719
Account Value [Line Items]
Line Graph and Table Measure Name												US Quality Low Volatility Index
Accumulated Value		$ 10,000							$ 10,130							$ 10,396						$ 14,040						$ 13,040						$ 13,635					$ 17,679					$ 19,582
C000212720
Account Value [Line Items]
Line Graph and Table Measure Name												Developed Markets ex-US Quality Low Volatility Index
Accumulated Value		10,000							10,276							9,635						11,760						9,600						10,576					12,751					14,643
C000212721
Account Value [Line Items]
Line Graph and Table Measure Name												Emerging Markets Quality Low Volatility Index
Accumulated Value		10,000							10,019							9,878						11,072						8,884						9,640					11,891					14,049
C000102368
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar US Market Factor Tilt Index
Accumulated Value						$ 10,000							$ 10,470						$ 12,957						$ 13,504						$ 14,910						$ 15,400					$ 23,050					$ 19,747				$ 20,866			$ 28,445		$ 33,584
C000102369
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar Developed Markets ex-US Factor Tilt Index
Accumulated Value						10,000							10,020						12,483						11,408						12,335						11,031					15,311					11,816				13,376			16,452		21,283
C000102370
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar Emerging Markets Factor Tilt Index
Accumulated Value						10,000							10,941						13,508						11,618						12,581						12,348					15,922					11,572				13,149			16,096		19,854
C000159758
Account Value [Line Items]
Line Graph and Table Measure Name												US Quality Large Cap Index
Accumulated Value						10,000							10,012						12,380						13,201						13,999						14,577					20,876					18,167				19,901			27,853		34,814
C000171075
Account Value [Line Items]
Line Graph and Table Measure Name												STOXX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US ESG Select Index
Accumulated Value					$ 10,000					$ 10,024							$ 12,349						$ 13,353						$ 15,251						$ 16,990					$ 24,490					$ 20,448				$ 22,883			$ 30,041			$ 35,687
C000171076
Account Value [Line Items]
Line Graph and Table Measure Name												STOXX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global ESG Select Index
Accumulated Value					10,000					10,100							12,561						12,733						14,451						15,322					21,773					17,560				20,049			25,839			31,646
C000230177
Account Value [Line Items]
Line Graph and Table Measure Name												ESG & Climate US Large Cap Core Index
Accumulated Value	$ 10,000						$ 10,678							$ 8,960						$ 9,797						$ 13,254						$ 15,625
C000230178
Account Value [Line Items]
Line Graph and Table Measure Name												ESG & Climate Developed Markets ex-US Core Index
Accumulated Value	10,000						10,238							7,846						8,794						10,915						12,876
C000102371
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar Global Upstream Natural Resources Index
Accumulated Value						10,000							11,384						13,411						13,723						14,157						12,477					18,677					20,955				20,134			21,489		24,234
C000130666
Account Value [Line Items]
Line Graph and Table Measure Name												STOXX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Broad Infrastructure Index
Accumulated Value						10,000							10,309						11,695						11,355						13,572						12,726					15,635					13,459				13,626			16,871		18,922
C000133169
Account Value [Line Items]
Line Graph and Table Measure Name												Global Quality Real Estate Index
Accumulated Value						10,000							10,228						11,426						11,004						13,026						10,382					14,595					11,165				10,366			13,520		13,976
C000119637
Account Value [Line Items]
Line Graph and Table Measure Name												Quality Dividend Index
Accumulated Value						10,000							10,641						12,567						13,500						14,640						14,204					19,498					17,882				19,049			25,221		29,216
C000119639
Account Value [Line Items]
Line Graph and Table Measure Name												Quality Dividend Defensive Index
Accumulated Value						10,000							10,596						12,444						13,525						15,066						14,396					19,331					17,875				19,273			26,031		30,114
C000119640
Account Value [Line Items]
Line Graph and Table Measure Name												International Quality Dividend Index
Accumulated Value						10,000							10,116						12,292						11,003						11,929						10,862					14,383					10,915				12,820			16,246		20,217
C000119641
Account Value [Line Items]
Line Graph and Table Measure Name												International Quality Dividend Dynamic Index
Accumulated Value						10,000							10,317						12,625						11,193						12,457						11,587					16,206					12,077				14,419			18,486		23,663
C000102372
Account Value [Line Items]
Line Graph and Table Measure Name												iBoxx 3-Year Target Duration TIPS Index
Accumulated Value						10,000							10,255						10,298						10,256						10,800						11,428					12,218					11,679				11,894			12,729		13,521
C000105758
Account Value [Line Items]
Line Graph and Table Measure Name												iBoxx 5-Year Target Duration TIPS Index
Accumulated Value						10,000							10,481						10,489						10,331						11,212						12,153					12,985					11,761				11,748			12,712		13,582
C000144481
Account Value [Line Items]
Line Graph and Table Measure Name												Disciplined Duration MBS Index
Accumulated Value						10,000							10,302						10,257						10,087						10,829						11,391					11,360					9,978				10,076			10,925		11,605
C000148066
Account Value [Line Items]
Line Graph and Table Measure Name												Credit-Scored US Corporate Bond Index
Accumulated Value						10,000							10,471						10,667						10,448						11,666						12,507					12,594					10,969				11,398			12,702		13,617
C000159757
Account Value [Line Items]
Line Graph and Table Measure Name												Credit-Scored US Long Corporate Bond Index
Accumulated Value						10,000							11,164						11,789						10,936						13,726						15,145					15,924					10,895				11,069			13,297		14,063
C000201101
Account Value [Line Items]
Line Graph and Table Measure Name												High Yield Value-Scored Bond Index
Accumulated Value			$ 10,000					$ 10,018							$ 10,763						$ 11,093						$ 12,577						$ 10,935					$ 11,530					$ 13,323					$ 14,320
C000230181
Account Value [Line Items]
Line Graph and Table Measure Name												ESG & Climate Investment Grade Corporate Core Index
Accumulated Value	10,000						9,868							7,921						8,112						9,205						9,788
C000109007
Account Value [Line Items]
Line Graph and Table Measure Name												Ultra-Short Income
Accumulated Value						10,000							10,119						10,239						10,423						10,758						10,992					11,030					10,926				11,501			12,199		12,808
C000174705
Account Value [Line Items]
Line Graph and Table Measure Name												Core Select Bond
Accumulated Value				$ 10,000							$ 10,286							$ 10,005						$ 11,143						$ 11,889						$ 11,920					$ 9,981					$ 9,966				$ 11,007			$ 11,681
Russell 1000® Index
Account Value [Line Items]
Accumulated Value		10,000							10,100							11,199						16,073						13,440						14,715					20,317					24,611
MSCI World ex-US Index
Account Value [Line Items]
Accumulated Value		10,000							10,206							9,511						12,897						10,055						11,318					14,015					17,321
MSCI Emerging Markets Index
Account Value [Line Items]
Accumulated Value		10,000							9,923							10,743						12,565						8,667						9,603					12,034					15,393
Russell 3000 Index
Account Value [Line Items]
Accumulated Value						10,000							10,424						12,924						13,776						15,635						17,222					24,782					20,688				22,422			30,910		37,343
MSCI World ex-USA Index
Account Value [Line Items]
Accumulated Value						10,000							9,773						11,995						11,183						12,423						11,580					15,701					12,241				13,778			17,063		21,087
S&P 500® Index
Account Value [Line Items]
Accumulated Value						10,744							11,229						13,882						14,902						17,037						18,691					26,712					22,809				25,123			34,674		42,112
Russell 1000® Index
Account Value [Line Items]
Accumulated Value					10,000					9,935							12,287						13,144						15,005						16,635					23,873					19,963				21,856			30,177			36,555
MSCI World Index
Account Value [Line Items]
Accumulated Value					10,000					10,030							12,314						12,457						14,038						14,650					20,573					16,771				18,529			24,769			30,223
Russell 1000® Index
Account Value [Line Items]
Accumulated Value	10,000						10,203							8,532						9,341						12,897						15,623
MSCI World ex-US Index
Account Value [Line Items]
Accumulated Value	10,000						10,175							7,933						8,929						11,058						13,665
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value						10,000							10,205						12,573						12,508						14,082						14,771					20,277					16,230				17,935			23,816		29,208
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value						10,000							10,205						12,573						12,508						14,082						14,771					20,277					16,230				17,935			23,816		29,208
MSCI World Index
Account Value [Line Items]
Accumulated Value						10,000							10,118						12,423						12,567						14,162						14,780					20,755					16,919				18,693			24,988		30,490
Russell 1000® Index
Account Value [Line Items]
Accumulated Value						10,000							10,426						12,894						13,793						15,745						17,456					25,052					20,949				22,936			31,667		38,360
Russell 1000® Index
Account Value [Line Items]
Accumulated Value						10,000							10,426						12,894						13,793						15,745						17,456					25,052					20,949				22,936			31,667		38,360
MSCI ACWI ex USA Index
Account Value [Line Items]
Accumulated Value						10,000							10,023						12,393						11,371						12,653						12,322					15,977					12,027				13,478			16,758		20,936
MSCI ACWI ex USA Index
Account Value [Line Items]
Accumulated Value						10,000							10,023						12,393						11,371						12,653						12,322					15,977					12,027				13,478			16,758		20,936
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000							10,437						10,531						10,315						11,502						12,214					12,155					10,249				10,286			11,370		12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000							10,437						10,531						10,315						11,502						12,214					12,155					10,249				10,286			11,370		12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000							10,437						10,531						10,315						11,502						12,214					12,155					10,249				10,286			11,370		12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000							10,437						10,531						10,315						11,502						12,214					12,155					10,249				10,286			11,370		12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000							10,509						10,604						10,386						11,582						12,299					12,240					10,320				10,357			11,449		12,154
Bloomberg Universal Index
Account Value [Line Items]
Accumulated Value			10,000					9,943							11,072						11,733						11,789						9,927					10,046					11,171					11,898
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000						9,911							8,356						8,386						9,271						9,842
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000							10,559						10,683						10,464						11,462						12,108					11,957					9,472				9,635			10,554		11,154
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value				$ 10,000							$ 10,335							$ 10,122						$ 11,288						$ 11,986						$ 11,929					$ 10,058					$ 10,094				$ 11,158			$ 11,845
Northern Trust Quality Low Volatility IndexSM
Account Value [Line Items]
Accumulated Value		10,000							10,154							10,446						14,139						13,170						13,798					17,911					19,853
Northern Trust Developed Markets ex-US Quality Low Volatility IndexSM
Account Value [Line Items]
Accumulated Value		10,000							10,291							9,674						11,819						9,675						10,672					12,891					14,786
Northern Trust Emerging Markets Quality Low Volatility IndexSM
Account Value [Line Items]
Accumulated Value		$ 10,000							$ 10,038							$ 9,938						$ 11,276						$ 9,117						$ 9,973					$ 12,467					$ 14,745
Morningstar® US Market Factor Tilt IndexSM
Account Value [Line Items]
Accumulated Value						10,000							10,483						12,980						13,532						14,994						15,446					23,196					19,888				21,047			28,764		34,083
Morningstar® Developed Markets ex-US Factor Tilt IndexSM
Account Value [Line Items]
Accumulated Value						10,000							10,027						12,507						11,432						12,343						11,046					15,345					11,833				13,408			16,482		21,351
MSCI Emerging Markets Index
Account Value [Line Items]
Accumulated Value						10,000							10,927						13,817						12,088						13,521						14,636					17,119					11,807				13,083			16,394		20,971
Morningstar® Emerging Markets Factor Tilt IndexSM
Account Value [Line Items]
Accumulated Value						10,000							11,036						13,729						11,859						12,924						12,766					16,646					12,208				13,990			17,346		21,456
Northern Trust Quality Large Cap IndexSM
Account Value [Line Items]
Accumulated Value						10,651							10,708						13,295						14,215						15,088						15,742					22,632					19,755				21,708			30,477		38,220
STOXX® USA ESG Select KPIs IndexSM
Account Value [Line Items]
Accumulated Value					10,000					10,017							12,275						13,108						14,912						16,555					23,846					19,886				22,237			29,150			34,601
STOXX® Global ESG Select KPIs IndexSM
Account Value [Line Items]
Accumulated Value					$ 10,000					$ 10,104							$ 12,541						$ 12,730						$ 14,438						$ 15,320					$ 21,789					$ 17,583				$ 20,097			$ 25,915			$ 31,769
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000						10,581							9,035						9,951						13,734						16,681
Northern Trust ESG & Climate US Large Cap Core IndexSM
Account Value [Line Items]
Accumulated Value	10,000						10,684							8,965						9,815						13,280						15,677
Northern Trust ESG & Climate Developed Markets ex-US Core IndexSM
Account Value [Line Items]
Accumulated Value	10,000						10,229							7,832						8,789						10,912						12,861
Morningstar® Global Upstream Natural Resources IndexSM
Account Value [Line Items]
Accumulated Value						10,000							11,460						13,545						13,931						14,426						12,782					19,245					21,739				21,018			22,450		25,359
STOXX® Global Broad Infrastructure Index
Account Value [Line Items]
Accumulated Value						10,000							10,306						11,674						11,319						13,515						12,653					15,528					13,356				13,502			16,712		18,730
FTSE EPRA/NAREIT Developed IndexSM
Account Value [Line Items]
Accumulated Value						10,000							10,249						10,876						10,908						13,121						10,112					14,371					10,786				10,136			13,021		13,465
Northern Trust Global Quality Real Estate IndexSM
Account Value [Line Items]
Accumulated Value						10,000							10,233						11,424						11,000						13,038						10,372					14,539					11,085				10,267			13,399		13,834
Northern Trust Quality Dividend IndexSM
Account Value [Line Items]
Accumulated Value						10,000							10,684						12,702						13,671						14,935						14,611					20,128					18,527				19,817			26,322		30,607
Northern Trust Quality Dividend Defensive IndexSM
Account Value [Line Items]
Accumulated Value						10,000							10,623						12,549						13,775						15,451						14,794					19,938					18,525				20,044			27,166		31,506
Northern Trust International Quality Dividend IndexSM
Account Value [Line Items]
Accumulated Value						10,000							10,172						12,402						11,097						12,030						10,991					14,610					11,095				13,118			16,729		20,828
Northern Trust International Quality Dividend Dynamic IndexSM
Account Value [Line Items]
Accumulated Value						10,000							10,373						12,740						11,298						12,607						11,780					16,543					12,331				14,843			19,162		24,539
iBoxx 3-Year Target Duration TIPS Index
Account Value [Line Items]
Accumulated Value						10,000							10,264						10,328						10,295						10,852						11,525					12,335					11,818				12,053			12,918		13,740
iBoxx 5-Year Target Duration TIPS Index
Account Value [Line Items]
Accumulated Value						10,000							10,474						10,497						10,349						11,252						12,242					13,101					11,890				11,913			12,906		13,809
ICE BofA® Constrained Duration US Mortgage Backed Securities IndexSM
Account Value [Line Items]
Accumulated Value						10,000							10,302						10,324						10,210						11,039						11,582					11,667					10,317				10,479			11,416		12,174
Bloomberg U.S. Intermediate Corporate Bond Index
Account Value [Line Items]
Accumulated Value						10,000							10,499						10,745						10,606						11,746						12,738					12,910					11,311				11,810			13,197		13,209
Hybrid Northern Trust Credit-Scored US Long Corporate Bond IndexSM/Northern Trust US Long Corporate Bond Quality Value IndexSM*
Account Value [Line Items]
Accumulated Value						10,000							10,505						10,734						10,563						11,836						12,766					12,938					11,336				11,835			13,225		14,189
Bloomberg Long U.S. Corporate Bond Index
Account Value [Line Items]
Accumulated Value						10,000							11,341						12,015						11,213						14,050						15,258					15,952					11,000				11,056			13,182		13,933
Hybrid Northern Trust Credit-Scored US Long Corporate Bond IndexSM/Northern Trust US Long Corporate Bond Quality Value IndexSM*
Account Value [Line Items]
Accumulated Value						10,000							11,249						11,946						11,149						14,058						15,719					16,643					11,459				11,732			14,123		14,934
ICE BofA® US High Yield Index
Account Value [Line Items]
Accumulated Value			10,000					10,020							10,854						11,128						12,323						10,912					11,547					13,448					14,524
Northern Trust High Yield Value-Scored US Corporate Bond IndexSM
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 10,043							$ 10,852						$ 11,490						$ 13,119						$ 11,554					$ 12,379					$ 14,485					$ 15,634
Bloomberg US Corporate Total Return Value Unhedged Index
Account Value [Line Items]
Accumulated Value	10,000						9,876							7,944						8,164						9,276						9,890
Northern Trust ESG & Climate Investment Grade U.S. Corporate Core IndexSM
Account Value [Line Items]
Accumulated Value	$ 10,000						$ 9,871							$ 7,942						$ 8,171						$ 9,298						$ 9,906
Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value						$ 10,000							$ 10,023						$ 10,092						$ 10,255						$ 10,494						$ 10,577					$ 10,582					$ 10,672				$ 11,193			$ 11,803		$ 12,327